Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.82741%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,687,113.26

Principal:
Principal Collections	$29,669,852.75
Prepayments in Full	$13,273,375.10
Liquidation Proceeds	$620,490.45
Recoveries	$175,579.23
Sub Total	$43,739,297.53
Collections	$48,426,410.79

Purchase Amounts:
Purchase Amounts Related to Principal	$104,936.78
Purchase Amounts Related to Interest	$366.58
Sub Total	$105,303.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,531,714.15

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,531,714.15
Servicing Fee	$908,865.65	$908,865.65	$0.00	$0.00	$47,622,848.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,622,848.50
Interest - Class A-2a Notes	$922,672.63	$922,672.63	$0.00	$0.00	$46,700,175.87
Interest - Class A-2b Notes	$712,492.71	$712,492.71	$0.00	$0.00	$45,987,683.16
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$43,900,041.49
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$43,600,658.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,600,658.16
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$43,381,362.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,381,362.49
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$43,230,951.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,230,951.57
Regular Principal Payment	$45,659,353.18	$43,230,951.57	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,531,714.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,230,951.57
Total					$43,230,951.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,218,055.08	$72.05	$922,672.63	$2.64	$26,140,727.71	$74.69
Class A-2b Notes	$18,012,896.49	$72.05	$712,492.71	$2.85	$18,725,389.20	$74.90
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$43,230,951.57	$27.38	$4,391,896.93	$2.78	$47,622,848.50	$30.16

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$198,780,459.52	0.5679442	$173,562,404.44	0.4958926
Class A-2b Notes	$141,986,042.52	0.5679442	$123,973,146.03	0.4958926
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$969,706,502.04	0.6141503	$926,475,550.47	0.5867706

Pool Information
Weighted Average APR	4.985%	5.003%
Weighted Average Remaining Term	46.46	45.73
Number of Receivables Outstanding	37,470	36,489
Pool Balance	$1,090,638,777.94	$1,045,905,516.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,008,368,349.84	$967,367,294.55
Pool Factor	0.6343207	0.6083036

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$78,538,222.24
Targeted Overcollateralization Amount	$121,858,367.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$119,429,966.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$1,064,606.07
(Recoveries)		40	$175,579.23
Net Loss for Current Collection Period			$889,026.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9782%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4095%
Second Prior Collection Period			0.5838%
Prior Collection Period			0.5295%
Current Collection Period			0.9987%
Four Month Average (Current and Prior Three Collection Periods)			0.6304%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,023	$6,435,950.97
(Cumulative Recoveries)			$670,939.41
Cumulative Net Loss for All Collection Periods			$5,765,011.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3353%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,291.25
Average Net Loss for Receivables that have experienced a Realized Loss			$5,635.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	316	$12,412,870.83
61-90 Days Delinquent	0.18%	47	$1,927,265.18
91-120 Days Delinquent	0.03%	9	$341,616.93
Over 120 Days Delinquent	0.04%	8	$442,216.16
Total Delinquent Receivables	1.45%	380	$15,123,969.10

Repossession Inventory:
Repossessed in the Current Collection Period		26	$1,230,719.42
Total Repossessed Inventory		42	$2,080,642.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1909%
Prior Collection Period			0.1655%
Current Collection Period			0.1754%
Three Month Average			0.1772%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2592%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	140	$5,879,472.12
2 Months Extended	178	$7,095,253.03
3+ Months Extended	35	$1,486,199.43

Total Receivables Extended	353	$14,460,924.58
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer